UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Multi-Strategy Income and Growth Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income and Growth Fund 2 (JQC)
March 31, 2010

Shares	Description (1)	Value
	Common Stocks – 34.7% (26.5% of Total Investments)
	Aerospace & Defense – 0.9%
1,910	Alliant Techsystems Inc., (2)	$ 155,283
44,943	Aveos Fleet Performance Inc., (2), (16)	741,560
3,285	Esterline Technologies Corporation	162,378
7,885	GeoEye, Inc., (2)	232,608
44,602	Lockheed Martin Corporation, (3)	3,711,778
25,110	Raytheon Company	1,434,283
126,200	Thales S.A.	5,065,836
	Total Aerospace & Defense	11,503,726
	Air Freight & Logistics – 0.1%
12,340	United Parcel Service, Inc., Class B	794,819
	Auto Components – 0.1%
45,300	Johnson Controls, Inc.	1,494,447
2,600	Magna International Inc., Class A, (2)	160,810
	Total Auto Components	1,655,257
	Automobiles – 0.4%
94,011	Honda Motor Company Limited	3,318,390
37,820	Toyota Motor Corporation	1,514,984
	Total Automobiles	4,833,374
	Beverages – 0.9%
325,953	Coca-Cola Amatil Limited	3,364,996
26,850	Coca-Cola Femsa SAB de CV	1,784,183
29,490	Coca-Cola Company	1,621,950
30,305	Coca-Cola Enterprises Inc.	838,236
25,088	Diageo PLC, Sponsored ADR	1,692,186
11,835	Dr. Pepper Snapple Group	416,237
45,106	Heineken N.V.	2,318,099
	Total Beverages	12,035,887
	Biotechnology – 0.3%
7,615	Alnylam Pharmaceuticals, Inc., (2)	129,607
15,460	Amgen Inc., (2)	923,890
6,340	Biogen Idec Inc., (2)	363,662
9,345	BioMarin Pharmaceutical Inc., (2)	218,393
3,820	Celgene Corporation, (2)	236,687
2,241	Cubist Pharmaceuticals Inc., (2)	50,512
39,650	Gilead Sciences, Inc., (2)	1,803,282
15,045	ISIS Pharmaceuticals, Inc., (2)	164,291
	Total Biotechnology	3,890,324
	Building Products – 0.1%
9,371	Apogee Enterprises, Inc.	148,156
8,430	Masco Corporation	130,834
36,123	Masonite Worldwide Holdings, (2), (16)	1,557,804
	Total Building Products	1,836,794
	Capital Markets – 0.6%
1,640	Affiliated Managers Group Inc., (2)	129,560
4,950	Ameriprise Financial, Inc.	224,532
6,590	Calamos Asset Management, Inc. Class A	94,501
31,180	Invesco LTD	683,154
22,050	Legg Mason, Inc.	632,174
406,499	Nomura Securities Company	2,995,805
3,250	Piper Jaffray Companies, (2)	130,975
4,800	Stifel Financial Corporation	258,000
4,960	T. Rowe Price Group Inc.	272,453
161,387	UBS AG, (2)	2,627,380
	Total Capital Markets	8,048,534
	Chemicals – 0.8%
13,210	Celanese Corporation, Series A	420,739
5,790	Eastman Chemical Company	368,707
3,380	Lubrizol Corporation	310,014
4,540	Minerals Technologies Inc.	235,354
31,790	Mosaic Company	1,931,878
121,591	Nissan Chemical Industries Limited	1,701,156
39,275	Nitto Denko Corporation	1,524,957
18,220	Solutia Inc., (2)	293,524
112,013	Umicore	3,911,614
5,055	Westlake Chemical Corporation	130,368
	Total Chemicals	10,828,311
	Commercial Banks – 2.3%
42,682	Banco Itau Holdings Financeira, S.A.	938,577
205,965	Banco Santander Central Hispano S.A.	2,737,357
34,526	Bank of Nova Scotia	1,729,614
15,070	BB&T Corporation	488,117
6,320	Columbia Banking Systems Inc.	128,359
13,371	Commerce Bancshares Inc.	550,083
10,020	Community Bank System Inc.	228,256
112,370	Credit Agricole SA	1,966,973
294,358	DnB NOR ASA, (2)	3,362,988
123,550	Fifth Third Bancorp.	1,679,045
7,540	First Financial Bancorp.	134,137
6,220	Hancock Holding Company	260,058
26,242	ICICI Bank Limited, ADR	1,120,533
2,750,000	Krung Thai Bank Public Company Limited, Foreign Shares	1,020,566
156,985	Nordic Baltic Holdings FDR, (2)	1,549,065
29,155	Royal Bank of Canada	1,706,270
10,130	Shinhan Financial Group Company Limited	805,335
160,447	Standard Chartered PLC	4,376,520
16,873	Sumitomo Trust & Banking Company, ADR, (16)	98,707
4,820	SunTrust Banks, Inc.	129,128
2,810	SVB Financial Group	131,115
114,070	Svenska Handelbanken AB, A Shares	3,342,826
33,240	U.S. Bancorp	860,251
16,040	Umpqua Holdings Corporation	212,690
22,780	Wells Fargo & Company	708,914
	Total Commercial Banks	30,265,484
	Commercial Services & Supplies – 0.2%
11,985	Republic Services, Inc.	347,805
11,698	Stericycle Inc., (2)	637,541
203,000	Toppan Printing Company Limited	1,832,624
6,200	Waste Management, Inc.	213,466
	Total Commercial Services & Supplies	3,031,436
	Communications Equipment – 0.3%
2,920	Comtech Telecom Corporation, (2)	93,411
10,990	Interdigital Inc., (2)	306,181
9,495	Plantronics Inc.	297,004
432,669	ZTE Corporation	2,621,899
	Total Communications Equipment	3,318,495
	Computers & Peripherals – 0.7%
17,265	Apple, Inc.	4,056,066
13,800	Hewlett-Packard Company	733,470
19,095	International Business Machines Corporation (IBM)	2,448,934
6,150	Network Appliance Inc., (2)	200,244
35,170	Seagate Technology, (2)	642,204
40,625	Western Digital Corporation, (2)	1,583,969
	Total Computers & Peripherals	9,664,887
	Construction & Engineering – 0.3%
75,103	JGC Corporation	1,339,949
39,730	Royal Boskalis Westminster NV	1,522,641
44,998	Shaw Group Inc., (2)	1,548,831
	Total Construction & Engineering	4,411,421
	Consumer Finance – 0.1%
26,910	American Express Company	1,110,307
16,620	Capital One Financial Corporation	688,234
	Total Consumer Finance	1,798,541
	Containers & Packaging – 0.0%
7,680	Packaging Corp. of America	189,005
5,160	Rock-Tenn Company	235,141
	Total Containers & Packaging	424,146
	Diversified Consumer Services – 0.0%
8,770	Bridgepoint Education Inc., (2)	215,567
	Diversified Financial Services – 0.1%
91,725	Bank of America Corporation	1,637,291
2,300	Guoco Group Ltd., (16)	47,495
11,632	PHH Corporation, (2)	274,166
	Total Diversified Financial Services	1,958,952
	Diversified Telecommunication Services – 1.6%
5,870	CenturyTel, Inc.	208,150
43,300	KT Corporation, Sponsored ADR, (2)	898,908
340,628	Nippon Telegraph and Telephone Corporation, ADR, (3)	7,160,001
289,900	Portugal Telecom SGPS S.A.	3,241,280
3,270,000	Telecom Italia S.p.A., (2)	3,687,884
169,051	Telus Corporation, (3)	6,055,407
5,730	Verizon Communications Inc.	177,745
	Total Diversified Telecommunication Services	21,429,375
	Electric Utilities – 1.0%
204,942	Centrais Electricas Brasileiras S.A., PFD B ADR, (2)	3,709,450
15,070	E.ON A.G.	556,385
40,690	E.ON A.G., ADR, (2), (16)	1,501,054
22,000	Electricite de France S.A., (2)	1,200,458
24,240	Exelon Corporation	1,061,954
202,034	Korea Electric Power Corporation, Sponsored ADR, (2), (3)	3,281,032
18,900	Progress Energy, Inc.	743,904
12,600	Southern Company	417,816
	Total Electric Utilities	12,472,053
	Electrical Equipment – 0.5%
75,818	ABB Limited, ADR, (2)	1,655,865

99,841	ABB Limited, ADR, (2)	2,180,708
1,913	Areva CI, DD1	992,565
19,370	GrafTech International Ltd., (2)	264,788
10,240	Harbin Electric, Inc., (2)	221,082
11,610	Rockwell Automation, Inc.	654,340
	Total Electrical Equipment	5,969,348
	Electronic Equipment & Instruments – 0.8%
60,899	Hoya Corporation	1,673,436
8,444	Ingram Micro, Inc., Class A, (2)	148,192
37,787	Nidec Corporation	4,049,906
286,664	Nippon Electric Glass Company Limited	4,038,255
2,163	Tech Data Corporation, (2)	90,630
	Total Electronic Equipment & Instruments	10,000,419
	Energy Equipment & Services – 0.6%
186,259	AMEC PLC	2,258,356
170,928	BJ Services Company	3,657,859
13,725	Cooper Cameron Corporation, (2)	588,254
12,030	FMC Technologies Inc., (2)	777,499
29,370	Halliburton Company	884,918
3,060	Oil States International Inc., (2)	138,740
	Total Energy Equipment & Services	8,305,626
	Food & Staples Retailing – 0.8%
24,070	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,618,226
286,090	Jeronimo Martins SGPS	2,898,057
123,375	Koninklijke Ahold N.V., (2)	1,644,702
12,676	Kroger Co.	274,562
1,042	Seven & I Holdings, (16)	50,329
62,996	Wal-Mart Stores, Inc., (3)	3,502,578
	Total Food & Staples Retailing	9,988,454
	Food Products – 1.6%
9,190	Archer-Daniels-Midland Company	265,591
9,690	General Mills, Inc.	685,955
18,150	H.J. Heinz Company	827,822
17,715	Hershey Foods Corporation	758,379
14,210	Kellogg Company	759,240
4,550	Mead Johnson Nutrition Company, Class A Shares	236,737
18,474	Nestle S.A.	946,127
4,150	Sanderson Farms Inc.	222,482
279,730	Smithfield Foods, Inc., (2), (3)	5,801,600
306,650	Tyson Foods, Inc., Class A, (3)	5,872,348
56,138	Unilever PLC	1,643,721
111,340	Unilever PLC, ADR, (2)	3,269,344
	Total Food Products	21,289,346
	Gas Utilities – 0.0%
2,740	National Fuel Gas Company	138,507
	Health Care Equipment & Supplies – 0.3%
4,895	Align Technology, Inc., (2)	94,669
17,970	Becton, Dickinson and Company	1,414,778
7,730	Covidien PLC	388,664
8,730	Edwards Lifesciences Corporation, (2)	863,222
7,500	ev3, Inc., (2)	118,950
33,040	Hologic Inc., (2)	612,562
6,810	Hospira Inc., (2)	385,787
7,890	Masimo Corporation	209,480
3,610	Steris Corporation	121,513
826	Zimmer Holdings, Inc., (2)	48,899
	Total Health Care Equipment & Supplies	4,258,524
	Health Care Providers & Services – 1.1%
120,423	Aetna Inc., (3)	4,228,052
44,410	AmerisourceBergen Corporation	1,284,337
11,955	Centene Corporation, (2)	287,398
6,070	Community Health Systems, Inc., (2)	224,165
4,140	Emergency Medical Services Corporation, (2)	234,117
18,148	Express Scripts, Inc., (2)	1,846,740
32,567	Fresenius Medical Care, ADR, (2)	1,837,542
1,913	Health Net Inc., (2)	47,576
14,245	HealthSouth Corporation, (2)	266,382
1,980	Laboratory Corporation of America Holdings, (2)	149,906
11,360	Lincare Holdings, (2)	509,837
15,240	McKesson HBOC Inc.	1,001,573
15,050	Medco Health Solutions, Inc., (2)	971,628
3,377	Omnicare, Inc.	95,535
15,050	Quest Diagnostics Incorporated	877,265
	Total Health Care Providers & Services	13,862,053
	Hotels, Restaurants & Leisure – 0.4%
69,165	Carnival Corporation	2,839,109
33,390	Las Vegas Sands, (2)	706,199
20,910	Shuffle Master Inc., (2)	171,253
20,380	Starbucks Corporation	494,623
382,418	Thomas Cook Group PLC	1,565,701
	Total Hotels, Restaurants & Leisure	5,776,885
	Household Durables – 0.1%
10,470	Lennar Corporation, Class A	180,189
7,185	Meritage Corporation	150,885
38,960	Newell Rubbermaid Inc.	592,192
3,705	Sekisui House, Ltd., Sponsored ADR, (16)	36,902
6,970	Tempur Pedic International Inc.	210,215
	Total Household Durables	1,170,383
	Household Products – 0.1%
15,850	Colgate-Palmolive Company	1,351,371
3,430	KAO Corporation, Sponsored ADR, (16)	86,779
	Total Household Products	1,438,150
	Independent Power Producers & Energy Traders – 0.1%
27,380	Constellation Energy Group	961,312
	Industrial Conglomerates – 0.0%
488	Siemens AG, Sponsored ADR	48,785
	Insurance – 0.7%
13,525	Allstate Corporation	436,993
5,800	Assured Guaranty, Ltd., (16)	112,194
2,023	Aon Corporation, (2)	86,402
6,640	Aspen Insurance Holdings Limited	191,498
2,739	Axis Capital Holdings Limited	85,621
2,759	CNA Financial Corporation	73,720
10,165	Delphi Financial Group, Inc.	255,751
62,476	Hannover Rueckversicherung AG, (2)	3,085,051
32,430	Lincoln National Corporation	995,601
451,086	Mapfre S.A	1,654,749
8,737	Marsh & McLennan Companies, Inc.	213,358
42,163	Old Republic International Corporation	534,627
155,544	Prudential Corporation PLC	1,292,307
9,280	Prudential Financial, Inc.	561,440
8,590	WR Berkley Corporation	224,113
	Total Insurance	9,803,425
	Internet & Catalog Retail – 0.3%
12,065	Amazon.com, Inc., (2)	1,637,582
26,440	NetFlix.com Inc., (2)	1,949,686
	Total Internet & Catalog Retail	3,587,268
	Internet Software & Services – 0.4%
55,472	eBay Inc., (2)	1,494,970
8,380	Equinix Inc., (2)	815,709
3,920	Google Inc., Class A, (2)	2,222,679
15,070	Rackspace Hosting Inc., (2)	282,261
	Total Internet Software & Services	4,815,619
	IT Services – 0.6%
195,543	CGI Group Inc., (2)	2,915,546
13,300	Global Payments Inc.	605,815
5,710	MasterCard, Inc.	1,450,340
2,940	Maximus Inc.	179,134
14,650	VeriFone Holdings Inc., (2)	296,077
18,655	Visa Inc.	1,698,165
7,470	Wright Express Corporation, (2)	224,996
	Total IT Services	7,370,073
	Life Sciences Tools & Services – 0.1%
1,410	Bio-Rad Laboratories Inc., (2)	145,963
11,300	Life Technologies Corporation, (2)	590,651
	Total Life Sciences Tools & Services	736,614
	Machinery – 0.9%
5,921	AGCO Corporation	212,386
7,730	Caterpillar Inc.	485,831
10,140	Cummins Inc.	628,173
8,260	Donaldson Company, Inc.	372,691
97,149	Kone OYJ	4,015,159
470,666	Minebea Company Limited	2,864,573
3,540	Nordson Corporation	240,437
21,810	Oshkosh Truck Corporation, (2)	879,815
15,330	Parker Hannifin Corporation	992,464
5,460	Timken Company	163,855
8,100	Vallourec SA, (2)	1,633,382
	Total Machinery	12,488,766
	Marine – 0.1%
12,830	Genco Shipping and Trading Limited, (2)	270,841
56,500	Stolt-Nielsen S.A.	926,900
	Total Marine	1,197,741
	Media – 0.6%
20,060	Cablevision Systems Corporation	484,248
34,015	Comcast Corporation, Class A	640,162
24,385	Dex One Corporation, (2)	680,829
59,855	DIRECTV Group, Inc.	2,023,698
12,240	Lamar Advertising Company, (2)	420,444
5,187	Madison Square Garden Inc., (2)	112,714
32,898	Readers Digest Association Inc., (16)	904,695
14,780	Scripps Networks Interactive, Class A Shares	655,493
1,797	SuperMedia Inc., (2)	73,497
2,174	Time Warner Cable, Class A	115,896
165,020	WPP Group PLC	1,710,353
	Total Media	7,822,029
	Metals & Mining – 4.3%
48,000	AngloGold Ashanti Limited, Sponsored ADR, (3)	1,821,600
203,301	Barrick Gold Corporation, (3)	7,794,560
65,667	BHP Billiton PLC, ADR	2,626,704
22,170	Cliffs Natural Resources Inc.	1,572,962
68,499	Crystallex International Corporation, (2)	22,570
23,170	First Quantum Minerals Limited	1,906,480
25,211	Freeport-McMoRan Copper & Gold, Inc.	2,106,127
412,055	Gold Fields Limited, ADR, (3)	5,200,134
79,923	Ivanhoe Mines Ltd., (2)	1,391,459
18,812	Kinross Gold Corporation	321,497
11,911	Lihir Gold Limited, Sponsored ADR	335,414
1,718,750	Lihir Gold Limited	4,778,950
1,500,000	Minara Resources Limited, (2)	1,293,887
177,658	Newmont Mining Corporation, (3)	9,048,122
265,900	NovaGold Resources Inc., (2), (3)	1,898,526
823,356	NovaGold Resources Inc., 144A, (2)	5,878,762
19,240	POSCO, ADR	2,251,272
5,614	Silver Standard Resources, Inc., (2)	99,873
27,015	Steel Dynamics Inc.	471,952
87,690	Sterlite Industries India Ltd., ADR	1,631,911
29,450	United States Steel Corporation	1,870,664
20,770	Walter Industries Inc.	1,916,448
	Total Metals & Mining	56,239,874
	Multiline Retail – 0.3%
8,955	Big Lots, Inc., (2)	326,141
26,990	Macy’s, Inc.	587,572
91,469	Next PLC, (2)	3,003,721
	Total Multiline Retail	3,917,434
	Multi-Utilities – 0.6%
208,290	Ameren Corporation, (3)	5,432,203
6,060	PG&E Corporation	257,065
20,048	RWE AG, (2)	1,776,306
	Total Multi-Utilities	7,465,574
	Oil, Gas & Consumable Fuels – 3.4%
10,410	Alpha Natural Resources Inc., (2)	519,355
5,020	Anadarko Petroleum Corporation	365,607
83,619	Arch Coal Inc.	1,910,694
69,817	BP PLC, Sponsored ADR, (3)	3,984,456
26,464	Cabot Oil & Gas Corporation	973,875
128,807	Cameco Corporation, (3)	3,530,600
16,211	Chesapeake Energy Corporation	383,228
69,818	Chevron Corporation, (3)	5,294,299
26,278	Cimarex Energy Company	1,560,388
38,106	ConocoPhillips, (3)	1,949,884
12,340	CONSOL Energy Inc.	526,424
33,005	Continental Resources Inc., (2)	1,404,363
6,960	Devon Energy Corporation	448,433
51,040	EnCana Corporation	1,588,012
46,600	Gazprom OAO, ADR	1,087,178
15,190	Hess Corporation	950,135
5,380	McMoran Exploration Corporation, (2)	78,709
13,920	Newfield Exploration Company, (2)	724,536
58,800	Nexen Inc.	1,452,948
8,500	Occidental Petroleum Corporation	718,590
2,529	Peabody Energy Corporation	115,575
8,498	Petrobras Energia S.A., ADR	141,747
943	Pioneer Natural Resources Company	53,110
13,310	Rosetta Resources, Inc., (2)	313,451
53,300	Royal Dutch Shell PLC, Class B, Sponsored ADR, (3)	2,949,089
13,220	Southwestern Energy Company	538,318
69,386	StatoilHydro ASA, Sponsored ADR	1,618,775
7,180	Stone Energy Corporation, (2)	127,445
112,732	Suncor Energy, Inc., (3)	3,668,299
286,798	Tesoro Corporation, (3)	3,986,492
11,535	Total S.A., (2)	669,618
1,240	Whiting Petroleum Corporation, (2)	100,242
9,810	World Fuel Services Corporation	261,338
	Total Oil, Gas & Consumable Fuels	43,995,213
	Paper & Forest Products – 0.0%
6,295	Buckeye Technologies Inc., (2)	82,339
	Personal Products – 0.0%
9,880	Estee Lauder Companies Inc., Class A	640,916
	Pharmaceuticals – 1.4%
55,950	AstraZeneca Group	2,495,331
43,875	Bristol-Myers Squibb Company	1,171,463
28,905	Johnson & Johnson	1,884,606
46,634	Novartis AG	2,518,784
5,540	Perrigo Company	325,309
257,938	Pfizer Inc., (3)	4,423,637
30,703	Sanofi-Aventis, SA	2,288,675
41,200	Takeda Pharmaceutical Co Ltd.	1,813,435
4,546	Takeda Pharmaceutical Co. Ltd, ADR, (16)	99,557
31,650	Watson Pharmaceuticals Inc., (2)	1,322,021
	Total Pharmaceuticals	18,342,818
	Professional Services – 0.0%
1,918	TrueBlue Inc., (2)	29,729
	Real Estate – 0.3%
10,840	Boston Properties, Inc.	817,770
9,050	Digital Realty Trust Inc.	490,510

16,200	Duke Realty Corporation	200,880
4,200	Equity Lifestyles Properties Inc.	226,296
21,910	Inland Real Estate Corporation	200,477
26,520	Kimco Realty Corporation	414,773
8,400	LaSalle Hotel Properties	195,720
2,340	PS Business Parks Inc.	124,956
4,228	Simon Property Group, Inc.	354,729
7,340	Taubman Centers Inc.	293,013
6,640	Walter Investment Management Corporation	106,240
	Total Real Estate	3,425,364
	Real Estate Management & Development – 0.2%
162,705	Sun Hung Kai Properties Limited	2,445,526
	Road & Rail – 0.1%
1,749	Canadian Pacific Railway Limited	98,364
3,830	Kansas City Southern Industries	138,531
11,980	Norfolk Southern Corporation	669,562
2,027	Union Pacific Corporation	148,579
	Total Road & Rail	1,055,036
	Semiconductors & Equipment – 1.0%
97,660	ASM Lithography Holding NV, (2)	3,490,194
47,050	Broadcom Corporation, Class A	1,561,119
84,245	Intel Corporation	1,875,294
39,910	KLA-Tencor Corporation	1,234,017
83,230	Marvell Technology Group Ltd., (2)	1,696,227
31,380	Novellus Systems, Inc., (2)	784,500
16,435	ON Semiconductor Corporation, (2)	131,480
152,150	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,596,054
6,530	Xilinx, Inc.	166,515
	Total Semiconductors & Equipment	12,535,400
	Software – 0.4%
2,510	Advent Software Inc., (2)	112,323
7,715	Ansys Inc., (2)	332,825
4,580	Citrix Systems, (2)	217,413
12,065	CommVault Systems, Inc., (2)	257,588
6,885	JDA Software Group, (2)	191,541
4,220	Manhattan Associates Inc., (2)	107,526
33,812	Microsoft Corporation	989,677
15,280	Rovi Corporation, (2)	567,346
12,420	Salesforce.com, Inc., (2)	924,669
21,030	Sybase, Inc., (2)	980,419
	Total Software	4,681,327
	Specialty Retail – 0.3%
9,770	Abercrombie & Fitch Co., Class A	445,903
10,450	Best Buy Co., Inc.	444,543
14,180	Chico’s FAS, Inc.	204,476
5,220	DSW Inc., (2)	133,267
7,438	Guess Inc.	349,437
34,105	Home Depot, Inc.	1,103,297
4,220	J. Crew Group Inc., (2)	193,698
6,110	PetSmart Inc.	195,276
36,740	Williams-Sonoma Inc.	965,895
	Total Specialty Retail	4,035,792
	Textiles, Apparel & Luxury Goods – 0.4%
1,470	Deckers Outdoor Corporation, (2)	202,860
4,650	Fossil Inc., (2)	175,491
14,220	LVMH Moet Hennessy, (2)	1,662,109
3,040	Steven Madden Limited, (2)	148,352
755,142	Yue Yuen Industrial Holdings Limited, (16)	2,625,989
	Total Textiles, Apparel & Luxury Goods	4,814,801
	Thrifts & Mortgage Finance – 0.1%
59,890	Hudson City Bancorp, Inc.	848,041
34,010	New York Community Bancorp, Inc.	562,524
10,640	People’s United Financial, Inc.	166,409
	Total Thrifts & Mortgage Finance	1,576,974
	Tobacco – 0.5%
104,200	Imperial Tobacco Group	3,178,279
17,570	Lorillard Inc.	1,321,966
45,205	Philip Morris International	2,357,892
	Total Tobacco	6,858,137
	Trading Companies & Distributors – 0.4%
345,112	Mitsui & Company Limited	5,799,239
	Water Utilities – 0.0%
1,222	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	44,969
	Wireless Telecommunication Services – 0.1%
14,343	Millicom International Cellular S.A.	1,283,213
6,165	Millicom International Cellular S.A.	549,609
2,079	TIM Participacoes S.A., ADR	57,712
4,343	Turkcell Iletisim Hizmetleri A.S., ADR	65,405
	Total Wireless Telecommunication Services	1,955,939
	Total Common Stocks (cost $412,626,673)	455,389,111

Shares	Description (1)	Coupon	Ratings (4)	Value
	Convertible Preferred Securities – 1.7% (1.3% of Total Investments)
	Capital Markets – 0.0%
8,150	AMG Capital Trust II, Convertible Bond	5.150%	BB	$288,306
	Commercial Banks – 0.4%
5,300	Fifth Third Bancorp, Convertible Bond	8.500%	Ba1	721,754
4,150	Wells Fargo & Company, Convertible Bond	7.500%	A-	4,054,550
	Total Commercial Banks			4,776,304
	Communications Equipment – 0.5%
8,250	Lucent Technologies Capital Trust I	7.750%	B3	6,567,000
	Diversified Financial Services – 0.3%
4,700	Bank of America Corporation	7.250%	BB	4,582,500
	Food Products – 0.1%
7,450	Bunge Limited, Convertible Bonds	4.875%	Ba1	666,775
	Independent Power Producers & Energy Traders – 0.0%
9,950	AES Trust III, Convertible Preferred	6.750%	B	450,039
	Insurance – 0.0%
5,600	Reinsurance Group of America Inc.	5.750%	BBB	375,200
	Multi-Utilities – 0.1%
10,400	CMS Energy Corporation, Convertible Bonds	4.500%	Ba2	882,700
	Oil, Gas & Consumable Fuels – 0.2%
600	El Paso Corporation, 144A	4.990%	B	588,150
600	El Paso Corporation	4.990%	B	588,150
5,150	Whiting Petroleum Corporation	6.250%	B	1,019,288
	Total Oil, Gas & Consumable Fuels			2,195,588
	Real Estate – 0.1%
16,600	HRPT Properties Trust, Preferred Convertible Bonds	6.500%	Baa3	337,810
14,650	Simon Property Group, Inc., Series I	6.000%	Baa1	1,042,201
	Total Real Estate			1,380,011
	Tobacco – 0.0%
300	Universal Corporation, Convertible Preferred	6.750%	BB	366,075
	Total Convertible Preferred Securities (cost $21,595,258)			22,530,498

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 37.7% (28.7% of Total Investments)
	Capital Markets – 4.0%
61,800	Ameriprise Financial, Inc.	7.750%	A	$1,638,318
171,100	BNY Capital Trust V, Series F	5.950%	A1	4,292,899
725,702	Credit Suisse	7.900%	A3	18,788,425
1,175,757	Deutsche Bank Capital Funding Trust II	6.550%	BBB+	26,889,563
7,000	Deutsche Bank Capital Funding Trust IX	6.625%	BBB+	161,350
16,600	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A3	352,750
18,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	393,576
15,900	Morgan Stanley Capital Trust V	5.750%	Baa2	328,653
2,500	Morgan Stanley Capital Trust VII	6.600%	BBB	57,600
	Total Capital Markets			52,903,134
	Commercial Banks – 4.4%
13,500	ASBC Capital I	7.625%	Baa3	296,730
992,672	Banco Santander Finance	10.500%	A-	28,042,984
28,800	Banesto Holdings, Series A, 144A	10.500%	Ba1	744,301
28,400	Barclays Bank PLC	7.750%	A-	711,420
1,300	Barclays Bank PLC	7.100%	A+	31,668
170,400	BB&T Capital Trust VI	9.600%	A3	4,890,480
38,600	BB&T Capital Trust VII	8.100%	A3	1,028,304
146,500	Cobank Agricultural Credit Bank, 144A	7.000%	N/R	5,823,375
48,000	Cobank Agricultural Credit Bank	11.000%	A	2,508,000
45,812	HSBC Finance Corporation	6.875%	A	1,143,009
1,400	HSBC Holdings PLC	6.200%	A-	31,948
15,100	HSBC USA Inc., Series F	2.858%	A-	670,742
150,200	Merrill Lynch Preferred Capital Trust V	7.280%	Baa3	3,447,090
355,241	National City Capital Trust II	6.625%	BBB	8,447,631
9,700	Wells Fargo Capital Trust VII	5.850%	A-	223,003
	Total Commercial Banks			58,040,685
	Diversified Financial Services – 1.6%
188,023	ING Groep N.V.	7.200%	Ba1	4,106,422
755,475	ING Groep N.V.	7.050%	Ba1	16,106,727
4,825	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	120,384
	Total Diversified Financial Services			20,333,533
	Diversified Telecommunication Services – 0.6%
109,405	AT&T Inc.	6.375%	A	2,886,104
38,500	BellSouth Capital Funding (CORTS)	7.120%	A	966,111
30,500	BellSouth Corporation (CORTS)	7.000%	A	776,798
142,306	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	3,522,074
	Total Diversified Telecommunication Services			8,151,087

	Electric Utilities – 0.5%
259,300	Entergy Texas Inc.		7.875%	BBB+	7,247,435
	Food Products – 0.2%
33,100	Dairy Farmers of America Inc., 144A		7.875%	BBB-	2,688,342
	Insurance – 10.3%
1,146,570	Aegon N.V.		6.375%	BBB	23,321,234
25,000	Allianz SE		8.375%	A+	646,875
192,234	Arch Capital Group Limited, Series B		7.875%	BBB-	4,911,579
379,873	Arch Capital Group Limited		8.000%	BBB-	9,808,321
675,001	Delphi Financial Group, Inc.		8.000%	BBB	17,145,025
26,700	Delphi Financial Group, Inc.		7.376%	BB+	560,166
199,472	EverestRe Capital Trust II		6.200%	Baa1	4,358,463
818,300	Lincoln National Capital VI, Series F		6.750%	BBB-	19,434,625
88,900	Markel Corporation		7.500%	BBB	2,351,405
879,751	PartnerRe Limited, Series C		6.750%	BBB+	21,870,610
3,200	PartnerRe Limited, Series D		6.500%	BBB+	76,672
143,600	PLC Capital Trust III		7.500%	BBB	3,482,300
14,000	PLC Capital Trust IV		7.250%	BBB	340,900
24,017	Protective Life Corporation		7.250%	BBB	563,679
136,730	Prudential Financial Inc.		9.000%	BBB+	3,780,585
27,082	Prudential PLC		6.750%	A-	656,468
121,800	RenaissanceRe Holdings Limited, Series B		7.300%	BBB+	3,025,512
35,900	RenaissanceRe Holdings Limited, Series C		6.080%	BBB+	768,260
165,400	RenaissanceRe Holdings Ltd.		6.600%	BBB+	3,857,128
590,900	W. R. Berkley Corporation, Capital Trust II		6.750%	BBB-	14,506,595
	Total Insurance				135,466,402
	IT Services – 0.0%
1,600	Vertex Industries Inc. (PPLUS)		7.625%	A	41,376
	Media – 4.4%
32,700	CBS Corporation		7.250%	BBB-	804,747
600,321	CBS Corporation		6.750%	BBB-	14,311,653
1,014,662	Comcast Corporation		7.000%	BBB+	25,772,415
30,000	Comcast Corporation		6.625%	BBB+	738,000
647,540	Viacom Inc.		6.850%	BBB	16,169,074
	Total Media				57,795,889
	Multi-Utilities – 0.8%
131,800	Dominion Resources Inc.		8.375%	BBB	3,661,404
233,000	Xcel Energy Inc.		7.600%	Baa2	6,272,360
	Total Multi-Utilities				9,933,764
	Oil, Gas & Consumable Fuels – 1.2%
613,300	Nexen Inc.		7.350%	BB+	15,314,101
	Pharmaceuticals – 0.1%
43,800	Bristol Myers Squibb Company (CORTS)		6.250%	A+	1,092,372
	Real Estate – 9.2%
199,813	Developers Diversified Realty Corporation, Series H		7.375%	Ba1	4,475,811
7,300	Duke Realty Corporation, Series K		6.500%	Baa3	155,417
72,830	Duke Realty Corporation, Series L		6.600%	Baa3	1,577,498
22,700	Duke Realty Corporation, Series N		7.250%	Baa3	535,039
365,177	Duke Realty Corporation, Series O		8.375%	Baa3	9,341,228
122,700	Duke-Weeks Realty Corporation		6.625%	Baa3	2,660,136
151,515	Equity Residential Properties Trust, Series N		6.480%	BBB-	3,534,845
169,950	HRPT Properties Trust, Series B		8.750%	Baa3	4,308,233
531,900	HRPT Properties Trust, Series C		7.125%	Baa3	12,366,675
586,716	Kimco Realty Corporation, Series G		7.750%	Baa2	14,826,313
3,997	Prologis Trust, Series C		8.540%	Baa3	192,106
51,275	Prologis Trust, Series G		6.750%	Baa3	1,127,025
236,606	Public Storage, Inc.		6.750%	Baa1	5,711,669
27,632	Public Storage, Inc., Series C		6.600%	Baa1	658,471
149,500	Public Storage, Inc., Series E		6.750%	Baa1	3,598,465
69,911	Public Storage, Inc., Series H		6.950%	Baa1	1,706,528
28,103	Realty Income Corporation		6.750%	Baa2	696,111
136,189	Regency Centers Corporation		7.450%	Baa3	3,288,964
626,351	Vornado Realty LP		7.875%	BBB	15,765,255
1,227,443	Wachovia Preferred Funding Corporation		7.250%	A-	28,513,501
6,700	Weingarten Realty Trust		8.100%	BBB	148,941
117,000	Weingarten Realty Trust		6.950%	Baa3	2,719,080
103,225	Weingarten Realty Trust		6.500%	Baa3	2,229,659
	Total Real Estate				120,136,970
	Wireless Telecommunication Services – 0.4%
176,900	Telephone and Data Systems Inc.		7.600%	Baa2	4,387,119
11,900	United States Cellular Corporation		7.500%	Baa2	297,737
	Total Wireless Telecommunication Services				4,684,856
	Total $25 Par (or similar) Preferred Securities (cost $506,560,741)				493,829,946

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value

	Variable Rate Senior Loan Interests – 7.4% (5.7% of Total Investments) (6)
	Aerospace & Defense – 0.2%
$415	Aveos Fleet Performance, Inc., ABL Term Loan	11.250%	3/12/13	N/R	$417,689
415	Aveos Fleet Performance, Inc., Term Loan	10.750%	3/12/15	N/R	384,044
574	DAE Aviation Holdings, Inc., Term Loan B1	4.000%	7/31/14	B	541,436
559	DAE Aviation Holdings, Inc., Term Loan B2	4.000%	7/31/14	B	526,989
900	McKechnie Aerospace Holdings, Inc., Term Loan	5.250%	5/11/15	N/R	798,188
2,863	Total Aerospace & Defense				2,668,346
	Airlines – 0.1%
1,945	Delta Air Lines, Inc., Term Loan	3.501%	4/30/14	B	1,786,969
	Automobiles – 0.1%
1,779	Ford Motor Company, Term Loan	3.258%	12/15/13	Ba2	1,722,900
	Building Products – 0.3%
3,497	Building Materials Corporation of America, Term Loan	3.000%	2/22/14	BBB-	3,458,031
1,000	TFS Acquisition, Term Loan	10.000%	8/11/13	CCC+	950,160
4,497	Total Building Products				4,408,191
	Chemicals – 0.3%
599	Hercules Offshore, Inc., Term Loan	6.000%	7/11/13	B	585,383
695	LyondellBasell Finance Company, DIP Term Loan, (7), (8)	13.000%	6/03/10	N/R	735,765
54	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (7), (8)	3.748%	12/20/13	N/R	42,747
119	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (7), (8)	3.748%	12/20/13	N/R	94,089
155	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (7), (8)	3.998%	12/22/14	N/R	122,723
155	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (7), (8)	3.998%	12/20/14	N/R	122,723
155	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (7), (8)	3.998%	12/22/14	N/R	122,723
203	LyondellBasell Finance Company, Revolving Line of Credit, (7), (8)	3.748%	12/20/13	N/R	160,302
387	LyondellBasell Finance Company, US Tranche A, Term Loan, (7), (8)	3.748%	12/20/13	N/R	305,421
674	LyondellBasell Finance Company, US Tranche B1, Term Loan, (7), (8)	7.000%	12/22/14	N/R	532,532
674	LyondellBasell Finance Company, US Tranche B2, Term Loan, (7), (8)	7.000%	12/22/14	N/R	532,532
674	LyondellBasell Finance Company, US Tranche B3, Term Loan, (7), (8)	7.000%	12/22/14	N/R	532,532
4,544	Total Chemicals				3,889,472
	Communications Equipment – 0.2%
2,977	Avaya Inc., Term Loan	3.002%	10/26/14	B1	2,663,836
	Diversified Consumer Services – 0.1%
955	Cengage Learning Acquisitions, Inc., Term Loan	2.790%	7/05/14	B+	844,304
	Electric Utilities – 0.3%
896	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	870,401
1,950	TXU Corporation, Term Loan B2	3.730%	10/10/14	B+	1,606,178
2,520	TXU Corporation, Term Loan B3	3.730%	10/10/14	B+	2,052,745
5,366	Total Electric Utilities				4,529,324
	Electrical Equipment – 0.1%
1,674	Allison Transmission Holdings, Inc., Term Loan	2.999%	8/07/14	B	1,596,327
	Health Care Providers & Services – 0.5%
124	Community Health Systems, Inc., Delayed Term Loan	2.502%	7/25/14	BB	121,359
2,495	Community Health Systems, Inc., Term Loan	2.502%	7/25/14	BB	2,435,181
473	Concentra, Inc., Term Loan	2.550%	6/25/14	Ba3	451,375
27	HCA, Inc., Term Loan A	1.790%	11/17/12	BB	26,171
1,067	Health Management Associates, Inc., Term Loan	2.040%	2/28/14	BB-	1,036,352
273	IASIS Healthcare LLC, Delayed Term Loan	2.248%	3/14/14	Ba2	263,880
74	IASIS Healthcare LLC, Letter of Credit	2.247%	3/14/14	Ba2	71,621
790	IASIS Healthcare LLC, Term Loan	2.248%	3/14/14	Ba2	762,462
1,123	Select Medical Corporation, Term Loan B2	2.251%	2/24/12	Ba2	1,087,116
585	Select Medical Corporation, Term Loan	2.251%	2/24/12	Ba2	566,404
7,031	Total Health Care Providers & Services				6,821,921
	Hotels, Restaurants & Leisure – 0.7%
2,184	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	2,155,992
739	Cedar Fair LP, Extended US Term Loan	4.248%	8/30/14	BB-	735,770
342	Cedar Fair LP, Term Loan	2.248%	8/30/12	BB-	339,813
991	Harrah’s Operating Company, Inc., Term Loan B2	3.249%	1/28/15	B-	857,247
939	Orbitz Worldwide, Inc., Term Loan	3.249%	7/25/14	B+	899,288
1,955	Travelport LLC, Delayed Term Loan	2.790%	8/23/13	Ba3	1,902,370
134	Travelport LLC, Letter of Credit	2.790%	8/23/13	Ba3	130,338
669	Travelport LLC, Term Loan	2.790%	8/23/13	Ba3	649,576
580	Venetian Casino Resort LLC, Delayed Term Loan	2.050%	5/23/14	B-	532,527
1,704	Venetian Casino Resort LLC, Term Loan	2.050%	5/23/14	B-	1,564,084
10,237	Total Hotels, Restaurants & Leisure				9,767,005
	Insurance – 0.2%
2,236	Conseco, Inc., Term Loan	7.500%	10/10/13	B-	2,174,356
	IT Services – 0.5%
2,123	First Data Corporation, Term Loan B1	3.000%	9/24/14	B+	1,885,540
2,291	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.000%	7/28/12	B+	2,222,545

1,195	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	4.000%	7/28/12	B+	1,159,566
1,185	SunGard Data Systems, Inc., Term Loan B	1.979%	2/28/14	BB	1,146,743
6,794	Total IT Services				6,414,394
	Leisure Equipment & Products – 0.1%
583	Herbst Gaming, Inc., Delayed Term Loan, (7), (8)	0.000%	12/02/11	D	319,466
671	Herbst Gaming, Inc., Term Loan, (7), (8)	0.000%	12/02/11	D	367,678
1,254	Total Leisure Equipment & Products				687,144
	Media – 1.9%
2,244	Cequel Communications LLC, Term Loan B	2.253%	11/05/13	BB-	2,191,231
3,629	Charter Communications Operating Holdings LLC, Term Loan	2.310%	3/06/14	BB+	3,512,003
2,574	Citadel Broadcasting Corporation, Term Loan, (10)	1.750%	6/12/14	D	2,304,641
1,878	Gray Television, Inc., Term Loan B	3.750%	12/31/14	Caa1	1,807,976
3,134	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (9)	18.250%	4/08/12	N/R	1,511,028
871	Nielsen Finance LLC, Term Loan A	2.229%	8/09/13	Ba3	836,550
1,868	Nielsen Finance LLC, Term Loan B	3.979%	5/02/16	Ba3	1,838,641
944	Philadelphia Newspapers, Term Loan, (7), (8)	5.500%	6/29/13	N/R	297,392
388	SuperMedia, Term Loan	8.000%	12/31/15	B-	364,791
5,925	Tribune Company, Term Loan B, (7), (8)	3.000%	6/04/14	Ca	3,787,064
1,256	Tribune Company, Term Loan X, (7), (8)	2.750%	N/A	Ca	791,668
5,600	Univision Communications, Inc., Term Loan	2.540%	9/29/14	B2	5,002,183
30,311	Total Media				24,245,168
	Metals & Mining – 0.1%
1,963	John Maneely Company, Term Loan	3.501%	12/08/13	B	1,871,080
	Oil, Gas & Consumable Fuels – 0.3%
2,940	CCS Income Trust, Term Loan	3.248%	11/14/14	B	2,577,513
1,978	Venoco, Inc., Term Loan	4.250%	5/07/14	BB-	1,875,584
4,918	Total Oil, Gas & Consumable Fuels				4,453,097
	Pharmaceuticals – 0.1%
2,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/15/15	Baa3	1,950,000
	Real Estate Management & Development – 0.4%
3,403	LNR Property Corporation, Term Loan B	3.480%	7/12/11	CCC	3,128,834
1,718	Realogy Corporation, Delayed Term Loan	3.250%	10/10/13	Caa1	1,522,149
5,121	Total Real Estate Management & Development				4,650,983
	Road & Rail – 0.1%
913	Swift Transportation Company, Inc., Term Loan	8.250%	5/10/14	B-	876,363
	Software – 0.1%
904	IPC Systems, Inc., Term Loan	2.523%	5/31/14	B1	817,850
	Specialty Retail – 0.7%
2,344	Burlington Coat Factory Warehouse Corporation, Term Loan	2.500%	5/28/13	B-	2,245,631
1,980	Claire’s Stores, Inc., Term Loan B	3.040%	5/29/14	B-	1,747,448
1,049	Michaels Stores, Inc., Term Loan B1	2.537%	10/31/13	B	999,683
1,411	Michaels Stores, Inc., Term Loan B2	4.787%	7/31/16	B	1,376,654
2,400	Toys “R” Us - Delaware, Inc., Term Loan B	4.496%	7/19/12	BB-	2,410,352
9,184	Total Specialty Retail				8,779,768
$109,466	Total Variable Rate Senior Loan Interests (cost $100,310,645)				97,618,798

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Convertible Bonds – 11.0% (8.4% of Total Investments)
	Aerospace & Defense – 0.4%
$800	Alliant Techsystems, Inc., Convertible Bonds	2.750%	9/15/11	BB-	$820,000
400	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	BB-	431,000
3,720	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	3,933,900
400	Orbital Sciences Corporation, Convertible Bond	2.438%	1/15/27	BB-	413,500
5,320	Total Aerospace & Defense				5,598,400
	Airlines – 0.1%
790	JetBlue Airways Corporation	6.750%	10/15/39	CCC	1,109,950
	Auto Components – 0.1%
700	BorgWarner Inc.	3.500%	4/15/12	BBB	918,750
	Beverages - 0.1%
650	Molson Coors Brewing Company, Senior Convertible Notes	2.500%	7/30/13	BBB-	709,313
	Biotechnology - 0.4%
3,375	Amgen Inc.	0.375%	2/01/13	A+	3,438,281
600	BioMarin Pharmaceutical Inc.	1.875%	4/23/17	B-	768,000
250	Invitrogen Corporation, Convertible Bond	2.000%	8/01/23	BBB-	384,375
4,225	Total Biotechnology				4,590,656
	Capital Markets – 0.1%
600	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	595,500
400	BlackRock Inc.	2.625%	2/15/35	A+	881,500
1,000	Total Capital Markets				1,477,000
	Commercial Banks – 0.3%
2,460	National City Corporation, Convertible Senior Notes	4.000%	2/01/11	A	2,515,350
450	SVB Financial Group, Convertible Bond, 144A	3.875%	4/15/11	A3	482,063
1,150	U.S. Bancorp, Convertible Bonds, Floating Rate	0.000%	12/11/35	Aa3	1,139,938
4,060	Total Commercial Banks				4,137,351
	Commercial Services & Supplies – 0.1%
700	Covanta Holding Corporation, Convertible Bonds	3.250%	6/01/14	Ba3	760,375
600	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	Ba3	566,250
600	Universal City Development Partners, 144A	8.875%	11/15/15	B3	607,500
1,900	Total Commercial Services & Supplies				1,934,125
	Communications Equipment – 0.2%
600	Ciena Corporation, Convertible Bond	0.250%	5/01/13	B	501,000
600	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B	408,000
450	CommScope Inc.	3.250%	7/01/15	B	547,313
1,050	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	914,813
600	Lucent Technologies Inc.	2.875%	6/15/23	B1	601,500
3,300	Total Communications Equipment				2,972,626
	Computers & Peripherals – 0.5%
1,400	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,702,750
700	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	878,500
700	EMC Corporation, Convertible Bonds	1.750%	12/01/11	A-	851,375
1,200	EMC Corporation, Convertible Bonds	1.750%	12/01/13	A-	1,506,000
400	Maxtor Corporation, Convertible Bonds	2.375%	8/15/12	B	468,500
1,250	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	B	1,085,938
5,650	Total Computers & Peripherals				6,493,063
	Construction & Engineering – 0.0%
250	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	419,531
	Consumer Finance – 0.0%
350	Americredit Corporation	0.750%	9/15/11	B-	352,625
	Diversified Consumer Services – 0.0%
400	Sotheby’s Holdings Inc., Convertible Bond	3.125%	6/15/13	B1	453,000
	Diversified Financial Services – 0.1%
1,150	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BBB	1,112,625
500	PHH Corporation	4.000%	4/15/12	Ba2	640,000
1,650	Total Diversified Financial Services				1,752,625
	Diversified Telecommunication Services – 0.1%
850	Qwest Communications International Inc.	3.500%	11/15/25	B+	960,500
700	Time Warner Telecom Inc., Convertible Bond	2.375%	4/01/26	B-	800,625
1,550	Total Diversified Telecommunication Services				1,761,125
	Electrical Equipment – 0.1%
300	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	Ba3	260,625
462	General Cable Corporation, Convertible Bonds	4.500%	11/15/29	B	446,408
550	Roper Industries Inc.	0.000%	1/15/34	BB+	397,375
1,312	Total Electrical Equipment				1,104,408
	Electronic Equipment & Instruments – 0.2%
600	Anixter International Inc., Convertible Bond	0.000%	7/07/33	BB-	430,500
500	Itron Inc.	2.500%	8/01/26	B-	612,500
900	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	942,750
2,000	Total Electronic Equipment & Instruments				1,985,750
	Energy Equipment & Services – 0.9%
550	Cameron International Corporation, Convertible Bonds	2.500%	6/15/26	BBB+	730,125
450	Exterran Holdings Inc., Convertible Bond	4.250%	6/15/14	BB	559,688
1,200	Nabors Industries Inc., Convertible Bond Series, 144A	0.940%	5/15/11	BBB+	1,195,500
1,300	Nabors Industries Inc., Convertible Bond	0.940%	5/15/11	BBB+	1,295,125
300	Schlumberger Limited	2.125%	6/01/23	A+	475,875
450	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	420,188
1,600	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB+	1,602,000
2,800	Transocean Inc.	1.500%	12/15/37	BBB+	2,747,500
2,675	Transocean Inc.	1.500%	12/15/37	BBB+	2,574,688
11,325	Total Energy Equipment & Services				11,600,689
	Food Products – 0.3%
400	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	398,500
1,000	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	996,250
450	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B	448,875
800	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B-	920,000
700	Tyson Foods inc., Convertible Bond	3.250%	10/15/13	BB	898,625
3,350	Total Food Products				3,662,250
	Health Care Equipment & Supplies – 0.7%
200	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	225,000
700	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	787,500
2,600	Hologic Inc.	2.000%	12/15/37	BB-	2,340,000
300	Invacare Corporation, Convertible Bond	4.125%	2/01/27	B-	363,750
300	Inverness Medical Innovation Inc., Convertible Bonds	3.000%	5/15/16	B-	334,125
850	Kinetic Concepts Inc., Convertible Bond, 144A	3.250%	4/15/15	B+	960,500
1,650	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	1,685,063
2,750	Medtronic, Inc., Convertible Bond	1.625%	4/15/13	AA-	2,921,875
9,350	Total Health Care Equipment & Supplies				9,617,813
	Health Care Providers & Services – 0.4%
550	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB	561,000
450	LifePoint Hospitals, Inc., Convertible Bonds	3.250%	8/15/25	B1	440,438
575	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	576,438
3,715	Omnicare, Inc.	3.250%	12/15/35	B+	3,162,394
400	PSS World Medical Inc. Convertible Note, 144A	3.125%	8/01/14	BB	502,500
5,690	Total Health Care Providers & Services				5,242,770
	Hotels, Restaurants & Leisure – 0.2%
1,250	Carnival Corporation	2.000%	4/15/21	A3	1,345,313
1,150	International Game Technology	3.250%	5/01/14	BBB	1,372,813
2,400	Total Hotels, Restaurants & Leisure				2,718,126
	Household Durables – 0.1%
500	D.R. Horton, Inc.	2.000%	5/15/14	BB-	591,250
450	Newell Rubbermaid Inc.	5.500%	3/15/14	BBB-	847,125
950	Total Household Durables				1,438,375
	Independent Power Producers & Energy Traders – 0.1%
450	Allegheny Technologies Inc., Convetible Bond	4.250%	6/01/14	BBB-	660,938
	Insurance – 0.1%
600	Old Republic International Corporation	8.000%	5/15/12	BBB+	754,500
	Internet & Catalog Retail – 0.1%
50	Priceline.com Inc., Convertible Bond	0.500%	9/30/11	BB	315,938
250	Priceline.com Inc., Convertible Bond	0.750%	9/30/13	BB	1,579,688
300	Total Internet & Catalog Retail				1,895,626
	Internet Software & Services – 0.1%
450	Equinix Inc., Convertible Bond	3.000%	10/15/14	B-	475,313
700	Equinix Inc.	4.750%	6/15/16	B-	955,500
1,150	Total Internet Software & Services				1,430,813
	IT Services – 0.1%
250	Macrovision Corporation, Convertible Bonds	2.625%	8/15/11	BB-	343,438
450	Verifone Holdings Inc.	1.375%	6/15/12	B	415,688
700	Total IT Services				759,126
	Leisure Equipment & Products – 0.1%
650	Hasbro Inc.	2.750%	12/01/21	BBB	1,153,750
	Life Sciences Tools & Services – 0.3%
700	Apogent Technologies, Inc., Convertible Bonds	0.000%	12/15/33	A-	1,226,750
550	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	563,063
450	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BBB-	529,875
500	Invitrogen Corporation, Convertible Bond	3.250%	6/15/25	BBB-	589,375
400	Millipore Corporation, Convertible Bonds	3.750%	6/01/26	BB-	502,500
2,600	Total Life Sciences Tools & Services				3,411,563
	Machinery – 0.1%
450	Ingersoll Rand	4.500%	4/15/12	BBB+	900,000
250	Terex Corporation	4.000%	6/01/15	B	390,000
700	Total Machinery				1,290,000
	Media – 0.4%
600	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	Ba2	627,750
950	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB-	520,125
2,550	Liberty Media Corporation	3.125%	3/30/23	BB-	2,718,938
750	Omnicom Group, Inc.	0.000%	7/01/38	A-	746,250
4,850	Total Media				4,613,063
	Metals & Mining – 0.7%
650	Alcoa Inc., Convertible Bond	5.250%	3/15/14	Baa3	1,507,188
341	First Uranium Corporation, WI/DD, (11)	7.000%	3/31/13	N/R	324,834
3,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	2,085,000
250	Newmont Mining Corp., Senior Convertible Note	1.625%	7/15/17	BBB+	324,063
650	Newmont Mining Corporation, 144A	1.625%	7/15/17	BBB+	842,563
900	Newmont Mining Corporation	1.250%	7/15/14	BBB+	1,159,875
350	Steel Dynamics, Inc.	5.125%	6/15/14	BB+	432,250
1,100	United States Steel Corporation	4.000%	5/15/14	BB	2,316,875
7,241	Total Metals & Mining				8,992,648
	Multiline Retail – 0.0%
450	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B-	428,625
	Oil, Gas & Consumable Fuels – 0.8%
250	Alpha Natural Resouces Inc., Convertible Bond	2.375%	4/15/15	BB	294,063
600	Chesapeake Energy Corporation, Convertible Bonds	2.750%	11/15/35	BB	555,750
1,100	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	907,500
1,100	Chesapeake Energy Corporation, Convertible Bonds	2.250%	12/15/38	BB	805,750
750	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	731,250

4,200	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	4,567,500
450	Penn Virginia Corporation	4.500%	11/15/12	B	425,250
700	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	807,625
1,550	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	1,259,375
10,700	Total Oil, Gas & Consumable Fuels				10,354,063
	Pharmaceuticals – 0.5%
475	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	545,063
1,000	King Pharmaceuticals Inc., Convertible Bonds	1.250%	4/01/26	BB	923,750
750	Mylan Labs, Inc., Convertible Bonds	1.250%	3/15/12	BB-	836,250
850	Mylan Labs, Inc., Convertible Bonds	3.750%	9/15/15	N/R	929,287
1,300	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	A-	1,683,500
450	Teva Pharmaceutical Finance Company LLC, Convertible Bonds	0.250%	2/01/26	A-	612,563
267	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	A-	490,279
400	Valeant Pharmaceuticals International Convertible Bond	4.000%	11/15/13	B-	559,000
5,492	Total Pharmaceuticals				6,579,692
	Real Estate – 0.9%
1,700	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	1,708,500
1,250	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	1,251,563
600	Boston Properties Limited Partnership, Convertible Bonds	2.875%	2/15/37	A2	600,750
300	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	300,750
450	Duke Realty Corporation, Series D, 144A	3.750%	12/01/11	BBB-	452,250
600	ERP Operating LP	3.850%	8/15/26	BBB+	603,000
250	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	278,125
300	Health Care REIT, Inc., Convertible Bonds	4.750%	7/15/27	Baa2	337,125
450	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	450,000
1,450	Host Hotels & Resorts Inc, Convertible Bonds, 144A	2.625%	4/15/27	BB+	1,395,625
600	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	BB+	616,500
350	Prologis Trust, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	342,125
2,050	Prologis Trust, Convertible Bonds	2.250%	4/01/37	BBB-	2,003,875
400	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB	438,500
250	Ventas Inc., Convertible Bond, 144A	3.875%	11/15/11	BBB-	290,938
1,150	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	1,263,562
12,150	Total Real Estate				12,333,188
	Semiconductors & Equipment – 1.0%
2,350	Advanced Micro Devices, Inc., Convertible Bonds, 144A	6.000%	5/01/15	B-	2,264,812
924	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B-	925,154
1,875	Conexant Systems, Inc.	4.000%	3/01/26	N/R	1,673,978
1,650	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	1,627,312
2,350	Intel Corporation, Convertible Bond	3.250%	8/01/39	A2	2,828,812
2,000	Micron Technology, Inc.	1.875%	6/01/14	B-	1,922,499
1,000	ON Semiconductor Corporation	2.625%	12/15/26	B+	1,026,249
450	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	417,374
650	Xilinx Inc., Convertible Bond	3.125%	3/15/37	BB	602,874
13,249	Total Semiconductors & Equipment				13,289,064
	Software – 0.0%
450	Nuance Communications Inc.	2.750%	8/15/27	B-	488,812
	Specialty Retail – 0.1%
700	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	783,999
350	United Auto Group, Inc., Convertible Bonds	3.500%	4/01/26	B-	350,874
1,050	Total Specialty Retail				1,134,873
	Textiles, Apparel & Luxury Goods – 0.1%
800	Iconix Brand Group, Inc., Convertible Notes, 144A	1.875%	6/30/12	B	748,999
100	Liz Claiborne Inc., Convertible Bond	6.000%	6/15/14	B2	224,124
900	Total Textiles, Apparel & Luxury Goods				973,123
	Trading Companies & Distributors – 0.0%
286	WESCO International Inc., Convertible Bond	6.000%	9/15/29	B	417,559
	Wireless Telecommunication Services – 0.1%
650	Liberty Media Corporation, Convertible Bonds	3.750%	2/15/30	BB-	344,499
1,341	NII Holdings Inc.	3.125%	6/15/12	B-	1,272,273
1,991	Total Wireless Telecommunication Services				1,616,772
$134,131	Total Convertible Bonds (cost $130,729,506)				144,628,119

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds – 10.9% (8.3% of Total Investments)
	Aerospace & Defense – 0.3%
$600	Bombardier Inc., Class B Shares, 144A	7.500%	3/15/18	BB+	$628,500
1,200	Hawker Beechcraft Acquisition Company	8.500%	4/01/15	CCC-	933,000
1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	995,000
1,800	Vought Aircraft Industries Inc.,	8.000%	7/15/11	B3	1,818,000
4,600	Total Aerospace & Defense				4,374,500
	Airlines – 0.1%
900	United Airlines Inc., 144A	12.000%	11/01/13	CCC	936,000
	Auto Components – 0.1%
600	TRW Automotive Inc., 144A	8.875%	12/01/17	B	624,750
	Building Products – 0.1%
600	Libbey Glass Inc., 144A	10.000%	2/15/15	B	634,500
	Chemicals – 0.5%
1,800	Hexion US Finance Corporation	9.750%	11/15/14	CCC+	1,845,000
1,000	Momentive Performance Materials	9.750%	12/01/14	Caa2	1,005,000
1,200	NOVA Chemicals Corporation, 144A	8.625%	11/01/19	B+	1,242,000
2,100	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	2,131,500
600	Solutia Inc.	7.875%	3/15/20	B+	610,500
6,700	Total Chemicals				6,834,000
	Commercial Services & Supplies – 0.4%
900	Avis Budget Car Rental	9.625%	3/15/18	B	945,000
450	International Lease Finance Corporation, 144A	8.625%	9/15/15	BB+	461,141
2,650	International Lease Finance Corporation, 144A	8.750%	3/15/17	BB+	2,717,662
1,200	Ticketmaster	10.750%	8/01/16	BB-	1,344,000
5,200	Total Commercial Services & Supplies				5,467,803
	Communications Equipment – 0.1%
1,200	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,275,000
	Construction Materials – 0.1%
1,800	Headwaters Inc., 144A	11.375%	11/01/14	B+	1,887,750
	Consumer Finance – 0.0%
300	GMAC Inc.	8.000%	3/15/20	B	308,250
	Diversified Telecommunication Services – 0.6%
600	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B-	619,500
2,350	Cincinnati Bell Inc.	8.250%	10/15/17	Ba3	2,391,125
600	Cincinnati Bell Inc.	8.750%	3/15/18	B2	608,250
1,500	IntelSat Corporation	9.250%	8/15/14	BB-	1,545,000
1,200	New Communications Holdings, 144A, WI/DD	8.500%	4/15/20	BB	1,215,000
1,200	Windstream Corporation, 144A	7.875%	11/01/17	Ba3	1,188,000
7,450	Total Diversified Telecommunication Services				7,566,875
	Electric Utilities – 0.1%
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB	1,019,738
	Electrical Equipment – 0.1%
900	Energy Future Holdings	10.000%	1/15/20	B+	942,750
	Energy Equipment & Services – 0.2%
1,200	Hercules Offshore LLC, 144A	10.500%	10/15/17	B	1,203,000
1,000	Pride International Inc.	7.375%	7/15/14	BBB-	1,035,000
2,200	Total Energy Equipment & Services				2,238,000
	Food & Staples Retailing – 0.2%
2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,020,000
	Food Products – 0.4%
1,200	Dole Foods Company, 144A	8.000%	10/01/16	B+	1,236,000
2,700	Dole Foods Company	8.750%	7/15/13	B-	2,828,250
600	Tops Markets, 144A	10.125%	10/15/15	B	627,000
4,500	Total Food Products				4,691,250
	Health Care Equipment & Supplies – 0.3%
500	Biomet Inc.	10.000%	10/15/17	B-	553,750
4,050	Select Medical Corporation	7.625%	2/01/15	B-	3,877,875
4,550	Total Health Care Equipment & Supplies				4,431,625
	Health Care Providers & Services – 0.7%
2,000	Community Health Systems, Inc.	8.875%	7/15/15	B	2,075,000
1,800	HCA Inc., 144A	8.500%	4/15/19	BB	1,945,125
1,000	HCA Inc.	9.250%	11/15/16	BB-	1,065,625
2,100	HealthSouth Corporation	8.125%	2/15/20	CCC+	2,100,000
1,800	Select Medical Corporation	6.143%	9/15/15	CCC+	1,620,000
8,700	Total Health Care Providers & Services				8,805,750
	Hotels, Restaurants & Leisure – 0.9%
1,875	Boyd Gaming Corporation	7.750%	12/15/12	B+	1,879,688
1,200	GWR Operating Partnership, 144A	10.875%	4/01/17	BB-	1,203,000
500	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B-	541,250
1,200	Isle of Capri Casinos, Inc.	7.000%	3/01/14	CCC+	1,032,000
900	Landry’s Restaurants Inc., 144A	11.625%	12/01/15	B	972,000
300	MGM Mirage Inc., 144A	9.000%	3/15/20	B1	310,500
1,000	MGM Mirage Inc.	8.375%	2/01/11	CCC-	1,002,500
450	MGM Mirage Inc.	6.750%	9/01/12	CCC+	427,500
600	Peninsula Gaming LLC	8.375%	8/15/15	BB	601,500
600	Penn National Gaming Inc., 144A	8.750%	8/15/19	BB-	612,000
1,292	Pinnacle Entertainment Inc.	8.250%	3/15/12	B	1,288,770
1,750	Seminole Hard Rock Entertainment, Inc., 144A	2.754%	3/15/14	BB	1,566,250
11,667	Total Hotels, Restaurants & Leisure				11,436,958
	Household Products – 0.1%
1,200	Central Garden & Pet Compa	8.250%	3/01/18	B	1,222,500
	Independent Power Producers & Energy Traders – 0.1%
900	Dynegy Holdings, Inc., Term Loan	8.375%	5/01/16	B	751,500
1,000	NRG Energy Inc.	7.375%	1/15/17	BB-	992,500
1,900	Total Independent Power Producers & Energy Traders				1,744,000
	Internet Software & Services – 0.1%
2,000	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,732,500
	IT Services – 0.6%
1,263	First Data Corporation, DD1	10.550%	9/24/15	B-	1,073,805
2,950	First Data Corporation	9.875%	9/24/15	B-	2,559,125
1,950	Global Cash Access LLC	8.750%	3/15/12	B	1,962,188
2,250	Sungard Data Systems Inc.	9.125%	8/15/13	B	2,317,500
8,413	Total IT Services				7,912,618
	Machinery – 0.2%
3,000	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	2,745,000
	Media - 0.8%
5,450	Allbritton Communications Company, Series B	7.750%	12/15/12	B-	5,490,875
2,000	AMC Entertainment Inc.	8.000%	3/01/14	CCC+	2,022,500
1,500	Clear Channel Communications, Inc.	6.250%	3/15/11	CCC-	1,458,750
1,050	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	826,875
450	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	472,500
4,000	Medianews Group Inc., (10)	6.375%	4/01/14	CC	440
3,500	Young Broadcasting Inc., (12)	10.000%	3/01/11	D	24,500
2,000	Young Broadcasting Inc., (12)	8.750%	1/15/14	D	14,000
19,950	Total Media				10,310,440
	Metals & Mining – 0.5%
600	Consol Energy Inc., 144A, WI/DD	8.000%	4/01/17	BB	619,500
600	Consol Energy Inc., 144A, WI/DD	8.250%	4/01/20	BB	619,500
900	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	913,500
5,200	MagIndustries Corporation, (11)	11.000%	12/14/12	N/R	4,888,996
7,300	Total Metals & Mining				7,041,496
	Multiline Retail – 0.3%
2,650	Neiman Marcus Group Inc.	10.375%	10/15/15	CCC+	2,749,375
1,500	Toys R Us Property Company II LLC, 144A	8.500%	12/01/17	Ba2	1,563,750
4,150	Total Multiline Retail				4,313,125
	Multi-Utilities – 0.1%
1,200	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	1,176,000
500	Northwestern Corporation	5.875%	11/01/14	A-	512,767
1,700	Total Multi-Utilities				1,688,767
	Oil, Gas & Consumable Fuels – 0.3%
600	Chaparral Energy Inc.	8.500%	12/01/15	CCC+	550,500
1,800	Western Refining Inc.	11.250%	6/15/17	B+	1,629,000
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	BB	1,543,125
3,900	Total Oil, Gas & Consumable Fuels				3,722,625
	Paper & Forest Products – 0.1%
600	Boise Paper Holdings Company	8.000%	4/01/20	BB-	603,000
1,000	Georgia-Pacific Corporation	7.700%	6/15/15	BB	1,065,000
1,600	Total Paper & Forest Products				1,668,000
	Personal Products – 0.2%
1,800	Prestige Brands Inc.	8.250%	4/01/18	B+	1,854,000
600	Revlon Consumer Products	9.750%	11/15/15	B-	622,500
2,400	Total Personal Products				2,476,500
	Real Estate Management & Development – 0.0%
600	Realogy Corporation	10.500%	4/15/14	Ca	520,500
	Road & Rail – 0.1%
1,800	Swift Transportation Company, 144A	8.000%	5/15/15	CCC-	1,640,250
	Semiconductors & Equipment – 0.2%
755	Avago Technologies Finance Pte Limited	11.875%	12/01/15	Ba3	847,488
1,200	Spansion LLC, 144A	3.376%	6/01/13	D	1,212,000
1,955	Total Semiconductors & Equipment				2,059,488
	Software – 0.4%
600	Telcordia Technologies, Inc., 144A	10.000%	3/15/13	CCC+	589,500
4,250	Telcordia Technologies, Inc.	4.008%	7/15/12	B	4,122,500
4,850	Total Software				4,712,000
	Specialty Retail – 0.7%
900	AutoNation Inc., WI/DD	6.750%	4/15/18	BB+	886,392
900	Brookstone Company Inc.	12.000%	10/15/12	CCC-	706,500
1,350	Claires Stores, Inc.	9.250%	6/01/15	CCC+	1,194,750
1,200	Michael’s Stores	11.375%	11/01/16	CCC	1,302,000
4,825	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB+	4,957,687
9,175	Total Specialty Retail				9,047,329
	Textiles, Apparel & Luxury Goods – 0.5%
300	Express LLC, 144A	8.750%	3/01/18	B	307,500
600	Hanesbrands Inc.	8.000%	12/15/16	B+	624,000
4,000	Jostens IH Corporation	7.625%	10/01/12	BB-	4,030,000

1,800	Quiksilver Inc.	6.875%	4/15/15	CCC	1,674,000
6,700	Total Textiles, Apparel & Luxury Goods				6,635,500
	Wireless Telecommunication Services – 0.4%
1,500	IPCS, Inc.	2.374%	5/01/13	Ba2	1,395,000
3,550	Sprint Nextel Corporation	8.375%	8/15/17	BB-	3,585,500
750	Syniverse Technologies Inc., Series B	7.750%	8/15/13	B	759,374
5,800	Total Wireless Telecommunication Services				5,739,874
$153,260	Total Corporate Bonds (cost $145,419,140)				142,428,011

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Capital Preferred Securities – 23.1% (17.6% of Total Investments)
	Commercial Banks – 11.6%
38,700	AgFirst Farm Credit Bank	7.300%	12/15/53	A	$ 30,254,886
2,720	Banco Santander Finance	10.500%	9/29/49	A-	3,039,986
7,675	Barclays Bank PLC, 144A	7.434%	12/15/57	A-	7,675,000
1,000	Barclays Bank PLC	6.278%	12/15/34	A-	850,000
1,750	BBVA International Unipersonal	5.919%	4/18/58	A-	1,459,271
4,100	BNP Paribas, 144A	7.195%	12/25/57	A	3,997,500
9,500	Credit Agricole, S.A	9.750%	12/26/54	A-	10,497,500
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa2	5,124,872
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A-	3,533,579
4,800	Fulton Capital Trust I	6.290%	2/01/36	BBB-	3,022,546
1,300	HSBC America Capital Trust I, 144A	7.808%	12/15/26	A-	1,199,250
9,300	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	11,987,700
4,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	3,833,056
7,800	LBG Capital I PLC	8.000%	6/15/20	B+	6,825,000
10,000	North Fork Capital Trust II	8.000%	12/15/27	Baa3	9,825,000
4,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	3,686,632
14,240	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	18,378,585
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	1,465,220
15,910	Societe Generale	8.750%	10/07/49	BBB+	16,370,499
3,100	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB	2,834,315
6,500	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	6,000,352
	Total Commercial Banks				151,860,749
	Diversified Financial Services – 1.0%
8	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	279,463
7,870	Bank One Capital III	8.750%	9/01/30	A2	9,170,643
4,300	JP Morgan Chase Capital XXV	6.800%	10/01/37	A2	4,293,563
	Total Diversified Financial Services				13,743,669
	Diversified Telecommunication Services – 1.6%
19	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	20,815,088
	Electric Utilities – 0.6%
8,200	Dominion Resources Inc.	7.500%	6/30/66	BBB	8,251,135
	Insurance – 7.7%
1,500	Allstate Corporation	6.500%	5/15/37	Baa1	1,443,750
4,000	AXA SA, 144A	6.463%	12/14/18	Baa1	3,520,000
2,100	AXA SA, 144A	6.379%	12/14/36	Baa1	1,848,000
2,215	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	1,971,350
4,000	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	3,500,000
750	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	735,000
6,000	Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	6,285,000
3,500	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	3,132,500
6,170	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	6,355,100
9,200	National Financial Services Inc.	6.750%	5/15/37	Baa2	7,763,218
1,550	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	977,146
7,600	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	6,592,164
21,500	Old Mutual Capital Funding, Notes, (2)	8.000%	6/22/53	Baa3	20,751,800
2,700	Progressive Corporation	6.700%	6/15/67	A2	2,654,763
5,100	Prudential Financial Inc.	8.875%	6/15/18	BBB+	5,775,750
10,000	Prudential PLC	6.500%	6/29/49	A-	9,075,000
22,200	XL Capital, Limited	6.500%	10/15/57	BBB-	19,092,000
	Total Insurance				101,472,541
	Road & Rail – 0.6%
7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	7,399,830
	Total Capital Preferred Securities (cost $321,204,398)				303,543,012

Shares	Description (1)				Value
	Investment Companies – 1.9% (1.4% of Total Investments)
682,749	BlackRock Credit Allocation Income Trust II				$ 6,875,282
679,959	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				10,403,373
469,287	John Hancock Preferred Income Fund III				7,578,985
	Total Investment Companies (cost $36,387,988)				24,857,640

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 2.8% (2.1% of Total Investments)
$36,287	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $36,287,430, collateralized by: $25,275,000 U.S. Treasury Notes, 4.125%, due 5/15/15, value $27,577,553, $1,815,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $1,854,749, $3,600,000 U.S. Treasury Notes, 2.375%, due 8/31/14, value $3,609,000, and $4,020,000 U.S. Treasury Notes, 3.000% due 9/30/16, value $3,974,775	0.000%	4/01/10		$ 36,287,430
$36,287	Total Short-Term Investments (cost $36,287,430)				36,287,430
	Total Investments (cost $1,711,121,779) – 131.2%				1,721,112,565

Shares	Description (1)				Value
	Common Stocks Sold Short – (0.7)%
	Chemicals – (0.1)%
(15,600)	Sigma-Aldrich Corporation				$ (837,096)
	Diversified Consumer Services – (0.1)%
(5,550)	Strayer Education Inc.				(1,351,536)
	Food Products – (0.0)%
(4,200)	Green Mountain Coffee Resources Inc., (2)				(406,644)
	Health Care Equipment & Supplies – (0.1)%
(20,600)	C. R. Bard, Inc.				(1,784,372)
	Hotels, Restaurants & Leisure – (0.1)%
(10,500)	P.F. Changs China Bistro, Inc., (2)				(463,365)
(9,400)	WMS Industries Inc.				(394,236)
	Total Hotels, Restaurants & Leisure				(857,601)
	Internet & Catalog Retail – (0.1)%
(4,100)	Amazon.com, Inc., (2)				(556,493)
	Specialty Retail – (0.2)%
(15,200)	AutoZone, Inc., (2)				(2,630,968)
(12,700)	Urban Outfitters, Inc., (2)				(482,981)
	Total Specialty Retail				(3,113,949)
	Total Common Stocks Sold Short (proceeds $7,755,849)				(8,907,691)
	Borrowings – (30.5)% (13), (14)				(400,000,000)
	Other Assets Less Liabilities – (0.0)%				(744,621)
	Net Assets Applicable to Common Shares – 100%				$ 1,311,460,253

Investments in Derivatives

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (15)	Date	Price	Value
	Call Options Written – (0.7)%
(1,140)	Aetna Inc.	$ (3,420,000)	1/22/11	$ 30.0	$ (815,100)
(1,970)	Ameren Corporation	(4,925,000)	9/18/10	25.0	(349,675)
(240)	AngloGold Ashanti Limited	(960,000)	1/22/11	40.0	(103,200)
(973)	Barrick Gold Corporation	(3,892,000)	1/22/11	40.0	(389,200)
(208)	BP PLC	(1,352,000)	1/22/11	65.0	(23,712)
(915)	Cameco Corporation	(3,202,500)	1/22/11	35.0	(84,638)
(676)	Chevron Corporation	(4,394,000)	1/22/11	65.0	(826,410)
(334)	ConocoPhillips	(1,503,000)	1/22/11	45.0	(258,015)
(2,175)	Gold Fields Limited	(2,718,750)	1/22/11	12.5	(396,937)
(825)	Gold Fields Limited	(1,237,500)	1/22/11	15.0	(74,250)
(428)	Lockheed Martin Corporation	(3,210,000)	1/22/11	75.0	(466,520)
(852)	Newmont Mining Corporation	(4,260,000)	1/22/11	50.0	(566,580)
(2,210)	Nippon Telegraph & Telephone Corporation	(4,420,000)	6/19/10	20.0	(320,450)
(2,497)	NovaGold Resources, Inc.	(1,248,500)	9/18/10	5.0	(574,310)
(2,440)	Pfizer Inc.	(4,270,000)	1/22/11	17.5	(286,700)
(266)	Royal Dutch Shell PLC	(1,596,000)	7/17/10	60.0	(18,620)
(2,600)	Smithfield Foods, Inc.	(4,550,000)	1/22/11	17.5	(1,170,000)
(822)	Suncor Energy Inc.	(2,466,000)	1/22/11	30.0	(433,605)
(1,600)	Telus Corporation	(4,800,000)	9/18/10	30.0	(968,000)
(2,105)	Tesoro Corporation	(2,631,250)	1/22/11	12.5	(599,925)
(575)	Tesoro Corporation	(862,500)	1/22/11	15.0	(92,000)
(2,580)	Tyson Foods, Inc.	(5,160,000)	1/22/11	20.0	(457,950)
(596)	Wal-Mart Stores, Inc.	(3,278,000)	1/22/11	55.0	(216,050)
(29,027)	Total Call Options Written (premiums received $7,466,622)	$ (70,357,000)			$ (9,491,847)

	Fair Value Measurements

	In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
	Level 1 – Quoted prices in active markets for identical securities.
	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
	The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$ 447,526,046	$ 7,863,065	$ —	$ 455,389,111
Preferred Securities**	492,067,378	327,836,078	—	819,903,456
Variable Rate Senior Loan Interests	—	97,618,798	—	97,618,798
Convertible Bonds	—	144,303,285	324,834	144,628,119
Corporate Bonds	—	137,539,015	4,888,996	142,428,011
Investment Companies	24,857,640	—	—	24,857,640
Short-Term Investments	36,287,430	—	—	36,287,430
Common Stocks Sold Short	(8,907,691)	—	—	(8,907,691)
Derivatives:
Call Options Written	(9,491,847)	—	—	(9,491,847)
Total	$ 982,338,956	$ 715,160,241	$ 5,213,830	$ 1,702,713,027

*                    Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**                Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

		Level 3	Level 3 Corporate	Level 3	Level 3
		Convertible Bonds	Bonds	Warrants	Total
Balance at the beginning of period		$ —	$ 4,706,000	$ 9,918	$ 4,715,918
Gains (losses):
Net realized gains (losses)		—	—	(8,139)	(8,139)
Net change in unrealized appreciation (depreciation)		(9,611)	164,344	—	154,733
Net purchases at cost (sales at proceeds)		334,445	—	(1,779)	332,666
Net discounts (premiums)		—	18,652	—	18,652
Net transfers in to (out of) at end of period fair value		—	—	—	—
Balance at the end of period		$ 324,834	$ 4,888,996	$ —	$ 5,213,830
Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$9,491,847
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments (excluding securities sold short and call options written) was $1,724,156,741.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and call options written) at March 31, 2010, were as follows:

Gross unrealized:
Appreciation				$ 114,838,817
Depreciation				(117,882,993)
Net unrealized appreciation (depreciation) of investments				$ (3,044,176)

(1)		All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)		Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)		Investment, or portion of investment, has been pledged as collateral for call options written during and as of the end of the reporting period.
(4)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(7)		Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(8)		At or subsequent to March 31, 2010, this issue was under the protection of the Federal Bankruptcy Court.
(9)

At or subsequent to March 31, 2010, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(10)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(11)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(12)

This issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(13)		Borrowings as a percentage of Total Investments is 23.2%.
(14)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2010, investments with a value of $1,189,214,813 have been pledged as collateral for Borrowings.

(15)		For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(16)		For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
N/A		Not applicable.
N/R		Not rated.
DD1		Investment or portion of investment purchased on a delayed delivery basis.
WI/DD		Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR		American Depositary Receipt.
CORTS		Corporate Backed Trust Securities.
PPLUS		PreferredPlus Trust.
SATURNS		Structured Asset Trust Unit Repackaging.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                      Print the name and title of each signing officer under his or her signature.